Condensed Consolidated and Combined Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Apr. 01, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Activities
Net income before allocation to noncontrolling interests	$ 140		$ 112		$ 436		$ 248	[1],[2]	$ 111	[1],[2]
Adjustments to reconcile net income before noncontrolling interests to net cash provided by/(used in) operating activities:
Depreciation and amortization expense	51	[3]	48	[3]	200	[3]	205	[3]	185	[3]
Share-based compensation expense	11		6		28		19		16
Asset write-offs and asset impairments	3		1		10		78		16
Net gains on sales of assets					0		(1)		(101)
Deferred taxes	7		(9)		(74)		65		(68)
Other non-cash adjustments	1		1		3		0		(5)
Other changes in assets and liabilities, net of transfers with Pfizer Inc.	68		(163)
Other changes in assets and liabilities, net of acquisitions and divestitures:
Accounts receivable					(65)		(85)		30
Inventories					(318)		40		117
Other assets					(5)		11		(19)
Accounts payable					96		(16)		25
Other liabilities					62		(15)		5
Other tax accounts, net					81		(52)		(58)
Net cash provided by/(used in) operating activities	281		(4)		454		497		254
Investing activities
Purchases of property, plant and equipment	(22)		(31)		(126)		(135)		(124)
Net proceeds from sales of assets					3		34		203
Acquisitions, net of cash acquired					0		(345)		(81)
Other investing activities	0		(2)		(12)		(3)		(7)
Net cash used in investing activities	(22)		(33)		(135)		(449)		(9)
Financing Activities
Allocated principal payments on long-term debt					0		(143)		0
Increase in short-term borrowings, net	6		0
Proceeds from issuance of long-term debt-senior notes, net of discount and fees	2,624		0
Consideration paid to Pfizer Inc. in connection with the Separation	(2,457)	[4]	0	[4]
Cash dividends paid	0	[5]	(52)	[5]	(63)	[6]	(416)	[6]	(207)	[6]
Purchase of subsidiary shares from noncontrolling interests					0		0		(3)
Net financing activities with Pfizer	(281)		123		(15)		529		(67)
Net cash (used in)/provided by financing activities	(108)		71		(78)		(30)		(277)
Effect of exchange-rate changes on cash and cash equivalents	0		0		(3)		(2)		(4)
Net increase/(decrease) in cash and cash equivalents	151		34		238		16		(36)
Cash and cash equivalents at beginning of period	317	[7]	79		79		63		99
Cash and cash equivalents at end of period	468	[7]	113		317	[7]	79		63
Cash paid during the period for:
Income taxes	9		68		276		142		209
Interest	0		9		31		37		37
Non-cash transactions:
Dividends declared, not paid	33		0
Zoetis Inc. senior notes transferred to Pfizer Inc. in connection with the Separation	$ 992	[8]	$ 0	[8]

[1]	Includes revenues and expenses from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[2]	Includes impacts from acquisitions from the acquisition date, see Note 2. Basis of Presentation and Note 4. Acquisitions, Divestitures and Certain Investments.
[3]	Certain production facilities are shared. Depreciation and amortization is allocated to the reportable operating segments based on estimates of where the benefits of the related assets are realized.
[4]	Reflects the Separation transaction. Amount is net of the non-cash portion. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: The Separation.
[5]	Payments to other non-Zoetis Pfizer Inc. entities.
[6]	Payments to non-Zoetis Pfizer entities.
[7]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[8]	Reflects the non-cash portion of the Separation transaction. See Note 2A. The Separation, Adjustments Associated with the Separation, Senior Notes Offering and Initial Public Offering: The Separation.